FINANCIAL RISK MANAGEMENT ACTIVITIES - Commodity risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / barrel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial asset / (liability)	$ (15)	$ (6)	$ 0
Average price on forward contracts (in USD per barrel) | $ / barrel	89.20
Gold zero-cost collars | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Financial asset / (liability)	$ (15)	0
Income statement gain / (loss)	(13)	0
Brent Crude oil forward contracts | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Financial asset / (liability)	0	(6)
Income statement gain / (loss)	$ (1)	$ (6)